SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 [ X ]

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No. 1

[ X]

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

[ X ]

Amendment No. 2

[ X ]

(Check appropriate box or boxes.)

Bertolet Capital Trust

(Exact Name of Registrant as Specified in Charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

(Address of Principal Executive Offices)

(212) 508-4537

Registrant’s Telephone Number, including Area Code

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

(Name and Address of Agent for Service)

With copy to:

Stephanie A. Djinis, Esq

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

[ X] immediately upon filing pursuant to paragraph (b)

[    ] on April 1, 2003 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PROSPECTUS

PINNACLE  VALUE FUND

A SERIES OF THE BERTOLET CAPITAL TRUST

NO LOAD SHARES

April 1, 2004

c/o Mutual shareholder Services

8869 Brecksville Rd- C

Brecksville, OH 44141

877-369-3705 toll free

or 440-922-0066

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRSENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL INVESTMENT RISKS

PERFORMANCE

FEES AND EXPENSES

FINANCIAL HIGHLIGHTS

MANAGEMENT OF THE FUND

DIVIDENDS, DISTRIBUTIONS AND TAXES

NET ASSET VALUE (NAV) PER SHARE

SIZE LIMITATIONS

HOW TO PURCHASE SHARES

AUTOMATIC INVESTMENT PLAN

OTHER INFORMATION ON PURCHASE OF SHARES

HOW TO REDEEM SHARES

OTHER INFORMATION  ON REDEMPTION OF SHARES

ADDITIONAL INFORMATION

PINNACLE  VALUE FUND

INVESTMENT OBJECTIVE

Long term capital appreciation with income as a secondary objective.

PRIMARY INVESTMENT STRATEGIES

The Fund emphasizes a “value” style of investing and will focus on the fundamentals of the underlying business rather than macro factors like the direction of interest rates or the  economy. The Fund will invest in a diversified portfolio of securities issued by small- and micro-cap companies which the Fund’s Adviser believes are trading at significant discounts to underlying earnings power or asset value.  Normally the Fund will invest at least 80% of its assets in equity or convertible securities. Securities chosen will generally have market capitalizations of less than $1 billion at the time of investment.

The Fund invests in securities of companies that the Fund’s Adviser believes are currently undervalued and have the potential for significant capital appreciation. These may include common and preferred stocks, convertible securities and special situations which may include turnarounds, spin-offs, reorganizations, broken IPOs, rights and warrants. The Fund will use a “bottoms up” approach employing fundamental analysis to identify companies which are undervalued. These companies are often out of favor or overlooked in the marketplace and may trade at depressed  prices which may not reflect true economic value. Many may be neglected or orphaned stocks trading under the radar of large institutional investors.

Intense due diligence will be employed by the Adviser to assess company prospects via rigorous quantitative and qualitative analysis. This may include speaking with management, customers, competitors, vendors, Wall Street analysts, industry specialists and others to assess strategic, financial and operating priorities. The Adviser will seek to invest in companies with strong balance sheets, capable management, attractive business niches, ownership of valuable franchises or trade names, sound accounting practices, large insider ownership and securities with above average yields or which trade at discounted price-to-earnings (P/E), price-to-cash flow (P/CF) and price-to-book (P/B) multiples.

The Fund will often seek catalysts which may accelerate the realization of significant gains in earnings and net worth. These may include a new management team, new products or distribution channels, cost reduction initiatives, an active acquisition or divestiture program,  investments in new technologies, share repurchases, asset sales or a cyclical rebound in earnings.  If suitable purchase candidates can not be found, the Fund may invest in cash equivalents, which may inhibit performance in a rising market.

The Fund will employ a disciplined trading strategy. Limit orders will generally be used when buying or selling securities. In purchasing shares, the Fund will attempt to build its position over time without moving prices. It will gradually scale into a position while becoming more comfortable with management, company prospects and the way the security trades. Accumulating a full position may take months. The Fund will sell securities when they become fully valued or if their fundamentals deteriorate.  The Fund will generally use a “buy and hold” strategy to minimize taxes and transaction costs but may occasionally invest on a short-term basis when it will benefit the Fund..

PRINCIPAL INVESTMENT RISKS

1.

General risk. There is no assurance the Fund will meet its investment objective. Investors could lose money by investing in the Fund. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation of any other government agency.

2.

Stock market risk. Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

3.

Value style risk. The value approach carries the risk that securities chosen may remain undervalued. The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a  group may be out of favor while the market focuses on “growth” stocks.

4.

Small company risk. Investing in small company securities involves special risks.  Small companies often have limited customers, product lines, marketing budgets, distribution channels, management talent, financial resources and are more vulnerable to economic downturns. The prices of small company securities are more volatile than those of large companies and are more likely to be adversely affected by poor market conditions.

5.

Liquidity risk. The Fund may invest in securities that are not well known to the general public, have limited float or lack significant institutional ownership making it difficult to sell portfolio positions at an optimal time or price. The Fund should not be used by market timers, momentum investors or short term traders.

6.

Temporary defensive strategy. The Fund may respond to adverse market, economic, political or other conditions by investing a portion of its assets in defensive investments such as money market funds, short term debt obligations or other high quality investments. During such periods, the Fund may not achieve its investment objectives.

7.

Portfolio strategy risk. The Fund’s success will in part be determined by the Adviser’s skill at choosing appropriate investments and executing portfolio strategy effectively.

PERFORMANCE

The following table provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future.

1 Year
Return Before Taxes (1)	13.7%
Return After Taxes on Distribution (1)(2)	13.3
Return After taxes on Distribution and Sale of Fund Shares (1)(2)	12.2
Russell 2000 (reflects no deduction for fees, expenses or taxes)	47.3
S&P 500 (reflects no deduction for fees, expenses or taxes)	28.7%

(1) For Period April 1, 2003 (commencement of operations) to December 31, 2003.

(2) After tax returns are calculated by applying the highest individual federal income tax rate and do not reflect state & local taxes. After tax returns depend on the investor’s tax status and may differ from those shown. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs. After tax returns exclude 1% redemption fee on all shares redeemed within one year of purchase.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)
Sales load imposed on purchases	None
Sales load imposed on reinvested dividends or cap gains	None
Redemption fee: 1 year or more after account opened (1)	None
Less than one year after account opened	1.00%

Annual Fund operating expenses (expenses deducted from Fund assets):

Advisory fee..(2)	1.25%
Distribution (12b-1) fees (3)	0
Other expenses (4)	2.76
Annual Operating Expenses (before waiver)	4.01
Fee waiver	2.22
Total operating expenses (5)	1.79%

(1)

All redemptions by wire are charged $20 per wire redemption regardless of time held.

(2)

The advisory fee is accrued daily and payable monthly at an annual rate of 1.25% of the Fund’s average net assets up to$300 million and 1.00%of average net assets thereafter.

(3)

Although the Fund’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, the Plan has not been implemented and the Fund has no present intention of implementing the Plan. The annual fee is 0.25% of average net assets. If the Board decides otherwise, you will be informed at least 30 days prior to its implementation.

(4)

Based on actual amounts incurred during last fiscal year.

(5)

In the interest of limiting Fund expenses, the Adviser contractually has agreed to waive its fees and reimburse Fund expenses in order to limit operating expenses to 1.79% of average net assets through December 31, 2005. The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. Fees waived and reimbursed expenses during a given year may be paid to the Adviser during the following three year period to the extent that payment of such expenses does not cause the Fund to exceed the preceding limitation. If the 12b-1 plan is implemented, the operating expense limit will be adjusted to 2.04% of average net assets.

EXAMPLE

This example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 in the Fund for the time periods shown and then redeem all shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	3 years	5 years	10 years
$180	$773	$1,607	$3,766

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance since inception and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, CPAs , whose report, along with the Fund’s financial statements, is included in the Fund’s 2003 Annual Report to Shareholders, which is available upon request.

2003*
Net Asset Value, Beginning of Period	$10.00

Net investment loss	(0.09)
Net gains or losses on securities (realized and unrealized)	1.46
Total from investment operations	1.37

Distributions (from net investment income)	(0.10)
Distributions (from capital gains)	0.00
Total distributions	(0.10)

Net Asset Value, End of Period	$11.27

Total Return	13.71%**

Ratios/Supplemental Data

Net assets, end of period (thousands)	$4,725
Ratio of expenses to average net assets (1)	1.78%***
Ratio of net investment loss to net assets	(1.16)%***
Portfolio turnover rate	68.5% ***

(1)

Expense ratio is shown after fee waiver and expense reimbursement by the investment adviser. For the period ended Dec. 31, 2003, the expense ratio before waiver and reimbursement would have been 4.00%.

*  The Fund commenced operations on April1,2003.

** Not annualized

*** Annualized

MANAGEMENT OF THE FUND

Board of Trustees

The Board of Trustees has overall responsibility for the management of the Fund. The Board formulates the general policies and meets periodically to review the Fund’s performance, monitor investment activities and discuss matters affecting the Fund.

The Adviser

Bertolet Capital LLC, 1414 Sixth Ave,-900, New York, NY 10019 manages the investments of the Fund pursuant to an Investment Advisory Agreement. Subject to the general supervision of the Board of Trustees the Adviser manages the Fund in accordance with its investment objectives and policies and maintains related records. The Adviser is a privately held Limited Liability Company registered as an investment adviser with SEC.  The Adviser is paid a fee which is accrued daily and payable monthly at an annual rate of 1.25% of average net assets up to $300 million and 1% of average net assets thereafter.

Portfolio Manager

John E. Deysher, Portfolio Manager is responsible for supervising the Fund's daily investment activities. Mr. Deysher has over twenty years experience in the investment  management business. From 1990 to Dec. 2002, Mr. Deysher was a  Portfolio Manager, Senior Analyst with Royce & Asso., an investment firm specializing in small cap value stocks and the adviser to several mutual funds including the Pennsylvania Mutual Fund.

Mr. Deysher started his investment career with Kidder Peabody in 1983 where he  managed equity and fixed income portfolios for individuals and small institutions.  He holds a Bachelors degree from the Pennsylvania State University, and Masters degrees from Indiana University, Bloomington (Business) and the University of California, Berkeley (Science). He is a CPA and CFA (Chartered Financial Analyst).

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of Internal Revenue Code so as to be relieved of the federal income tax on its gains and net investment income distributed to its shareholders. To qualify as regulated investment company, the Fund must, among other things, distribute to shareholders substantially all of its gross income from dividends, interest, net capital gains and all other income derived from its business of investing in securities.  The Fund intends to distribute to all shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains. These will be reinvested in additional shares unless the shareholder has requested payment by check.

Distributions of investment income and net short term gains are generally taxable to you as ordinary income. Distributions of net long term capital gains are taxable as long term capital gains regardless of length of time shares held. All distributions are taxable in the year received whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for tax purposes.  Distributions are paid to all shareholders invested in the Fund as of the record date, the date on which the shareholder must officially own shares to receive the distribution.  If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay full price for shares and then receive a portion of price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares.  Therefore, you should consider the tax implication of buying shares just before the Fund declares a dividend  or capital gain. Contact the Fund for information on distributions.

The redemption of shares is a taxable event which may create a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. Because the tax consequences of a redemption will depend on the shareholder's basis in the redeemed shares, shareholders should retain their account statements to determine their tax liability. A loss realized on the taxable disposition of Fund shares may be disallowed if additional shares are purchased within 30 days before or after such sale.

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to non corporate shareholders who have not complied with IRS taxpayer identification regulations. Shareholders may avoid this withholding requirement by placing on the Account Application Form their proper Social Security or Taxpayer Identification Number and stating they are not subject to withholding taxes.

The discussion of federal income taxes above is for general information only. The Statement of Additional Information includes a description of federal income tax aspects that may be relevant. Investors should consult their tax advisers for additional clarification.

NET ASSET VALUE (NAV) PER SHARE

Net asset value (NAV) per share is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00PM EST) each business day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Fund shares are bought and redeemed at their net asset value next determined after an order is received in good form with all supporting documentation and required signatures by the Fund's Transfer Agent. The net asset value per share is determined by dividing the total value of the Fund's investments and other assets less any liabilities by the number of outstanding shares of the Fund.  In determining net asset value, securities listed on an exchange or NASDAQ are valued at the last reported sale price prior to the time the valuation is made. If no sale is reported that day, securities are valued at the bid price for exchange listed and NASDAQ securities.  Bonds and fixed income securities may be valued by reference to bonds with comparable ratings, interest rates and maturities using established independent pricing services.  Securities for which no market quotations are readily available are valued at their fair value under procedures established and supervised by the Board of Trustees.

SIZE LIMITATIONS

Because of its specialized nature, the Fund intends to cease selling shares to new investors when assets reach $500 million, although it retains the right to close the Fund at lower asset levels. The Adviser may reopen the Fund at any time at its discretion.

HOW TO PURCHASE SHARES

You pay no sales charge to purchase shares of the Fund. You may purchase shares at the net asset value (NAV) per share next calculated after the Transfer Agent has received the request in good order. The net asset value per share is calculated by the Fund Accountant, Mutual Shareholder Services, at the close of business (currently 4:00 PM, Eastern Standard Time) each day the New York Sock Exchange is open. If your order is received prior to 4:00PM, your order will be priced at that day’s NAV. If your order is received after 4:00PM or on a day the New York Stock Exchange is not open, your order will be priced at the next calculated NAV. The Fund does not accept orders that request a particular day or price for the transaction or any other special conditions.

You will receive a confirmation of each transaction and quarterly statements showing your balance and account activity. You should verify  statement accuracy upon receipt.

A minimum initial investment of $2500 is required to open an account ($1500 for IRAs) with subsequent minimum investments of $100 (including IRAs). Investment minimums may be waived at the discretion of the Adviser.

When you invest in the Fund, the Transfer Agent will establish an account to which all full and fractional shares will be credited.  The Fund will not issue share certificates evidencing shares of the Fund. Your account will be credited with the number of shares purchased, relieving you of the responsibility for safekeeping  certificates.

Fund purchases may be made in the following manner:

By mail. Complete and sign the Account Application and mail with your check  payable to “Pinnacle Value Fund” to:

                                        Pinnacle Value Fund

                                        Mutual Shareholder Services

                                        8869 Brecksville Rd.-C

                                        Brecksville, OH  44141

By wire. In order to expedite the investment of funds, you may advise your bank or broker to transmit funds via Federal Reserve Wire System to:

                                       U.S. Bank N.A.

                                       ABA #075000022

.                                      DDA# 130100788574

                                       fbo Pinnacle Value Fund

                                       Account Name (shareholder name)

                                       Account Number

Your name and account number should be provided. Your bank or broker may charge a fee for wire transfer of funds which is your responsibility.

Through Financial Intermediaries. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different from those of the Fund. Brokers, advisers, retirement plans or others may charge transaction fees or set different investment minimums or limitations on buying or selling shares. Consult your financial representative for availability of funds or if you have any questions about any such fees or limitations before buying or selling shares of the Fund.

AUTOMATIC  INVESTMENT PLAN (AIP)

The AIP provides a convenient way for you to have money deducted from your savings, checking or other accounts for investments in Fund shares. You may enroll in the AIP by filling out the Automatic Investment Plan application available from the Transfer Agent. You may enroll only if you have an account maintained at a domestic financial institution which is an Automated Clearing House (ACH) member for automatic withdrawals under the plan. The AIP does not assure a profit or protect against loss.  You may terminate your AIP at any time by written notification to the Transfer Agent.

OTHER INFORMATION ON PURCHASE OF SHARES

Unless otherwise specified, all dividend and capital gain distributions will be reinvested in additional Fund shares.

The Fund reserves the right to reject any order, to cancel any order due to non payment and to waive or lower the investment minimums. If an order is canceled because your check does not clear, you will be responsible for any loss the Fund incurs. If you are an existing shareholder, the Fund will redeem shares from your account to reimburse it for any loss. A fee will be charged for all checks that fail to clear. For redemptions made shortly after purchase, the Fund will timely process the redemption but will delay payment until clearance of the purchase check. In the event the Fund cannot recover from the investor, the Fund Accountant will be responsible for any loss. Cash, travelers checks, credit card checks and foreign currency are not accepted.

HOW TO REDEEM SHARES

All Fund shares offered for redemption will be redeemed at the Fund NAV (less any applicable redemption fee) next determined after the Transfer Agent receives the redemption request in good order. Since the Fund’s NAV will fluctuate because of changes in the market value of the Fund’s portfolio holdings, the amount you receive upon redemption may be more or less than the amount you paid for the shares being redeemed. Redemption proceeds will be mailed to your address of record or, if redemption proceeds are $10,000 or more, may be transmitted by wire, upon your written request to the Transfer Agent, to your pre-designated account at a domestic bank. You will be charged for the cost of a wire transfer. Redemption proceeds will generally be mailed within 7 days of receipt of your request.

Redemption by mail.

Shares may be redeemed by mail by writing directly to the Transfer Agent. The redemption request must be signed exactly as your name appears on the account application, with the signature guaranteed if required (see below) , and must include your account number. If Fund shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the application form. Signature guarantees are normally available from a bank, broker-dealer or other financial institution.  A notary public is not an acceptable guarantor.

Signature Guarantee Requirements.

 To protect you and the Fund against fraud, signatures on certain requests must have a “signature guarantee”.  The following requests require a signature guarantee:

(i) change of  name or address on the account, (ii) redemption proceeds sent to a different address from that on the account, (iii) proceeds are made payable to someone other than the account owner, (iv) redemption from an account where the name or address has changed within the last 30 days, (v) the redemption request is for $25,000 or more.

Redemption by phone.

You may redeem shares by telephone if you have elected telephone redemption privileges on your Account Application. When calling the Transfer Agent, you will need to provide your name(s), account number and password or additional forms of identification.

Telephone redemptions are convenient but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and reviewing all statements and transactions immediately for accuracy. Neither the Fund nor Transfer Agent shall be responsible for any losses due to telephone fraud so long as we have taken reasonable steps to verify the caller’s identity.

OTHER INFORMATION ON REDEMPTION OF SHARES

Redemption requests will not be processed until all necessary documents have been received in good order by the Transfer Agent. If you have any questions about what documents are required, please call the Transfer Agent at 1-877-369-3705 (toll free).

The Fund reserves the right to take up to 7 days to make payment if the Fund could be adversely affected by immediate payment. The Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed all day or during what the SEC determines to be emergency circumstances..

The Fund will normally make redemptions in cash but reserves the right to satisfy a redemption request by delivering selected shares or units of portfolio securities, a redemption in kind, under certain circumstances. Any redemption in kind may include illiquid securities that may be difficult to sell at acceptable prices because of the lack of an available market. Shareholders who receive a redemption in kind may also incur costs to dispose of the securities they receive.  To discourage short term trading, an early redemption fee of 1% of proceeds is imposed if shares are held less than one year. The fee is payable out of the redemption proceeds and is retained by the Fund for the benefit of all shareholders. The Fund may waive the redemption fee for mandatory retirement account withdrawals or in other circumstances.

Because of the high cost of maintaining small accounts, the Fund may redeem your shares if your account value falls below the stated investment minimums due to redemptions. . You will be given 30 days notice to reestablish the investment minimum. If you do not increase your balance, we may close your account and send the proceeds to you.

ADDITIONAL INFORMATION

Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated the same date as this prospectus. The Statement of Additional Information provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

If you wish to receive a free copy of the Statement of Additional Information or have any inquiries about the Fund, please call the Transfer Agent at 1-877-369-3705 (toll free).

Additional information about the Fund including the Statement of Additional Information can be reviewed and copied at the Public Reference Room at the Securities and Exchange Commission in Washington, DC 20549-0102. The scheduled hours of operation may be obtained by calling the SEC at 1-202-942-8090.

You can receive copies of this information, after paying a duplicating fee by writing to:

Public Reference Room

Securities and Exchange Commission

Washington, DC 20549-0102

or by emailing: publicinfo@sec.com

Free access to reports and other information about the Fund is available from the EDGAR Database on the SEC’s website at http//www.sec.gov.

The Fund’s Investment Company Act File No. is 811-21291

STATEMENT OF ADDITIONAL INFORMATION

PINNACLE VALUE FUND, A SERIES OF THE BERTOLET CAPITAL TRUST

April 1, 2004

This Statement of Additional Information is not prospectus and should be read in conjunction with the Pinnacle Value Fund Prospectus dated April 1, 2004. You may obtain a Prospectus free of charge by writing to Pinnacle Fund c/o Mutual Shareholder Services, 8869 Brecksville Rd-Ste C, Brecksville OH 44141or by calling 877-369-3705.

TABLE OF CONTENTS

GENERAL

INVESTMENT POLICIES AND RESTRICTIONS

BOARD OF TRUSTEES

CODE OF ETHICS

INVESTMENT ADVISER

TRUSTEES AND OFFICERS

PRINCIPAL HOLDERS OF FUND SHARES

PERFORMANCE INFORMATION

PURCHASING AND REDEEMING SHARES

TAX INFORMATION

PORTFOLIO TRANSACTIONS AND BROKERAGE

CUSTODIAN

TRANSFER AGENT/ FUND ACCOUNTING/ SHAREHOLDER SERVICING

DISTRIBUTOR/ UNDERWRITER

INDEPENDENT AUDITOR

DISTRIBUTION PLAN

CAPITAL STOCK INFORMATION

FINANCIAL STATEMENTS

PRIVACY POLICY

PROXY VOTING POLICIES & PROCEDURES

GENERAL

Pinnacle Value  Fund  (the “Fund”) is an open-end investment management company and is the only series of the Bertolet Capital Trust, a Delaware business trust organized on January 1, 2003 (“Trust”). The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Fund shares. Each share of the Fund has equal voting, dividend, distribution and liquidation rights.

The Fund will not hold annual shareholder meetings nor will any share certificates be issued. Shareholders are entitled to the same limitation of personal liability extended to shareholders of private corporations for profit organized under Delaware law.

The Trust will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors when requested in writing by record holders of at least 10% of the Fund’s outstanding shares. The Trust’s Declaration of Trust contains procedures for the removal of trustees by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by affirmative vote of the majority shares outstanding, remove any trustee(s) from office and may elect a successor or successors to fill any resulting vacancies for any unexpired directors terms.

INVESTMENT POLICIES & RESTRICTIONS

The Fund’s investment objectives and the manner in which it pursues its investment objectives are discussed in the Prospectus. This section provides additional information on the Fund’s investments and investment restrictions.

The Fund is a diversified fund meaning that with respect to 75% of its assets (valued at time of investment),  the Fund will not invest more than 5% of its assets in securities of any one issuer, except for obligations of the U.S. Government and its agencies, and the Fund may not acquire more than 10% of the voting securities of any one issuer. A list of securities in which the Fund may invest, and any restrictions thereon, follows.

Short Term Investments. The Fund may invest in money market funds and short term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

Convertible Securities. Convertible securities are generally debt obligations or preferred stocks that may be converted within a specific period of time into a certain amount of common stock of the same or different issuer. They provide current income and the upside  inherent in their convertibility. They may decline in value if the underlying share price declines, if interest rates rise or if the issuer’s creditworthiness becomes impaired.

Foreign Securities. The Fund may invest in the common stock of foreign issuers whether traded on U.S. or foreign exchanges. The Fund may also invest in ADRs (American Depository Receipts) that are dollar denominated and issued by a U.S. bank or trust company and  represent ownership interests in foreign companies. Investment risks  include fluctuations in foreign currency exchange rates, political and economic instability, foreign taxation issues, different or lower standards of accounting, auditing and financial reporting, less developed securities regulation and trading systems and the risk that a country may impose controls on the exchange or reparation of foreign currency. Securities of foreign issuers may often be less liquid and exhibit greater volatility.

Preferred Stocks. Generally, preferred stocks pay dividends at a specified rate and holders of such shares usually have preference over common stock holders in payments of dividends and liquidation of assets. Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Real Estate Investment Trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs are subject to declines in real estate values, adverse changes in economic conditions and rental income, overbuilding, increased competition, increases in property taxes and operating expenses.  REITs pay dividends to shareholders based on available funds from operations. Often the dividends exceed the REIT’s taxable earnings resulting in the excess portion of such dividends being treated as return of capital. The Fund intends to include the gross dividends from REITs in its distribution to shareholders and, accordingly, a portion of Fund’s distributions may also be designated a return of capital. Fund shareholders will be subject to management and other fees charged by the REITs in which the Fund invests.

Options on equities. The Fund may occasionally invest in (buy) or write (sell) options on stocks or indexes to reduce volatility, hedge the portfolio, or generate additional income when the option contract is priced more attractively than the underlying security.  Options contracts may be volatile and could have durations  up to three years.

The Fund may enter into these transactions so long as the value of underlying securities on which the option contracts may be written at any one time does not exceed 100% of the Fund’s net assets, and so long as the initial margin required to enter into such contracts does not exceed 5% of the Fund’s total assets. Fund will do no “naked” call/ put writing.

If the Fund purchases an option and the price of the underlying stock or index fails to move in the anticipated direction, the Fund may lose most or all of the amount paid for the option plus commissions. If the Fund writes (sells) an option and the price of the underlying stock or index fails to move in the direction expected, the Fund’s losses could exceed the proceeds from the options written.

Debt Securities. The Fund may invest in corporate or U.S. Government and Agency debt securities including zero coupon bonds. Some corporate debt securities may be convertible into common stock. Debt securities will fall in value if interest rates rise or the issuer’s creditworthiness becomes impaired and it is unable to make interest or principal payments.  Zero coupon bonds do not provide for cash interest payments but instead are issued at discount from face value. Each year, holders of such bonds must accrue a portion of discount as income. Because zero coupon issuers do not make periodic interest payments, zero coupon bond prices tend to be more volatile when interest rates change.

Unaffiliated Mutual Funds. The Fund may invest in securities of other registered investment companies (mutual funds). Fund shareholders will bear, albeit indirectly, a pro rata portion of advisory fees and expenses charged by such mutual fund investments.

Illiquid Securities. Illiquid securities are securities that may be difficult to sell promptly at acceptable prices because of the lack of an available market. The price quoted for illiquid securities shall be the fair market value determined by a method approved by the Trustees.  Because of the thin market for these securities, the Fund may not be able to dispose of them at the most favorable time or price.

Restricted securities. The Fund may invest in securities which are subject to resale restrictions because they have not been registered with the Securities and Exchange Commission (‘SEC”) and are not readily marketable. Resale limitations on such securities may adversely impact their marketability and may prevent the Fund from disposing of them at reasonable prices. The Fund may bear the expense and time delays of registering such securities for resale and may lose money because prompt divestiture is not possible.

Rule 144A securities. The Fund may purchase Rule 144A securities, which are not registered with the SEC and are often illiquid but are eligible for purchase and sale without limitation by qualified institutions.

Short Sales. The Fund may occasionally engage in short sales as a hedging technique to reduce investment risks and/or taxes. A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker-dealer, and consequently becomes obligated to replace that security. A short sale “against the box” is a short sale where the Fund owns an identical security to the one sold short thereby eliminating the risk of not being able to replace the shares borrowed. The effect of selling a security short against the box is to insulate that security from any future gain or loss.

The Fund may make short sales “not against the box” meaning the Fund does not own securities identical to those sold short. For example, if the Fund owns a security that becomes the target for an acquisition offer calling for the exchange of common stock of the acquirer,  an equivalent amount of the acquirer’s shares may be borrowed and sold short. Any such short sale will be made with the intention of later closing out (covering) the short position with the stock of the acquiring company received upon consummation of the acquisition. The purpose of the short sale is to protect against a decline in the market value of the acquirer’s stock prior to the acquisition’s completion. However, should the transaction be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company and its short position in the acquirer.

When the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents or liquid securities equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not intend to sell short as a core portfolio strategy or for speculative purposes.

Portfolio Turnover. The Fund’s portfolio turnover for 2003 was 68.5%.

Unless otherwise indicated, the following restrictions are fundamental meaning they may be changed only with the approval of a “majority vote of the outstanding shares” of the Fund as defined by the Investment Company Act of 1940. The  Fund will not:

1.

Invest more than 25% of its total assets in any one industry or group of related industries .

2.

Borrow money, except (1) in an amount not exceeding  33-1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

3.

Engage in the business of underwriting  the securities of other issuers, except as permitted by the 1940 Act. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the

4.

Securities Act of 1933, as amended (the “1933 Act”).

5.

Issue senior securities.

6.

Purchase or sell real estate unless acquired a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in or hold real estate or interest therein, investing in instruments that are secured by real estate or interests therein, orexercising rights under agreements relating to such securities, including the rights to enforce security interests.

7.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed delivery basis or other financial instruments, or investing in securities or other instruments that are secured by physical commodities.

8.

Lend money or other assets, except to the extent permitted by the 1940 Act. This restriction does not prevent the Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries or institutional investors, or investing in loans, including assignments and participations.

Temporary Defensive Position. The Fund may invest a large portion of  its assets in money market funds or other short term investments for defensive purposes in response to market, economic, political or other conditions. In doing so, it may not achieve its goal.

THE BOARD OF TRUSTEES

The Bertolet Capital Trust is an open end diversified management investment company formed in 2003. The affairs of the trust are managed by the Board of Trustees which approves all significant agreements between the Trust and persons or companies doing business with the Fund, including agreements with the Fund’s custodian, transfer agent, investment adviser and administrator. All agreements are subject to limitations imposed by state and/or federal securities law and to the extent any contract contradicts such statutes, the contract would be unenforceable. Daily fund operations are  managed by the Adviser.

CODE OF ETHICS

The Board of Trustees has approved a Code of Ethics (the “Code”) for the Fund and Adviser as required by Rule 17J-1 of the Investment Company Act of 1940. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Fund (“access persons”), requires that they file regular reports concerning their personal securities transactions and prohibits activities that may harm the Fund. The Code generally prohibits access persons from purchasing securities for their own accounts that may be purchased or held by the Fund. The Board is responsible for overseeing implementation of the Code.

INVESTMENT ADVISER

The Fund’s adviser, Bertolet Capital LLC (“Adviser”) is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (“Advisers Act”). John E. Deysher, an affiliated person of the Fund is the Managing Member of the Adviser (a limited liability company), and therefore controls the Adviser.

The Adviser acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”) approved by the Board of Trustees including a majority of the independent Trustees in March , 2003. When determining whether to approve the Advisory Agreement, the Trustees considered several factors including but not limited to: (1)Managing Member of the Adviser’s substantial prior experience as Portfolio Manager and CFA (Chartered Financial Analyst) (2) quality and depth of investment and research services that Adviser provides to the Fund; (3) comparative data with respect to advisory fees and expense ratios of other funds with similar investment objectives; (4) Adviser’s practices regarding selection and compensation of brokers for execution and research services; (5) labor intensive nature of small and micro-cap company research; (6) fact that Fund is not part of a large Fund complex; (7) Adviser’s agreement to reimburse Fund and cap expenses at 1.79% for first 3 years of operation.

As described in the Prospectus, the Fund will pay the Adviser an advisory fee which is accrued daily and paid monthly at an annual rate of 1.25% of Fund average net assets up to $300 million and an annual rate of 1.00% of Fund average net assets thereafter.

For the year ended Dec. 31 2003, Adviser was entitled to a fee of $24,918. Adviser waived the fee and reimbursed the Fund an additional $19,653 for certain  expenses.

Subject to the direction and supervision of the Board of Trustees, the Adviser manages the Fund’s portfolio in accordance with stated policies and objectives. The Adviser makes investment decisions and places purchase and sale orders for security transactions.

Adviser furnishes office facilities, clerical and administrative services and is responsible for the business affairs of the Fund including providing  personnel for record keeping, preparation of government reports and responding to shareholder communications.

Adviser has contractually agreed to waive its fees and reimburse Fund expenses in order to limit operating expenses to 1.79% of the Fund’s average net assets until Dec. 2005. The Adviser will be entitled to fees waived or expenses reimbursed by the Adviser to the Fund. Fees waived and reimbursed expenses during a given year may be paid to the Adviser during the following 3 years to the extent that payment of such expenses does not cause the Fund to exceed the preceding limitation. If the 12b-1 Plan is implemented, the operating expense limit will be adjusted to 2.04% of average net assets.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for conduct of the Trust’s affairs. The day to day Fund operations are managed by the Adviser subject to the By-laws and review by the Board of Trustees listed below along with their positions for the last 5 years.

The following table provides biographical information with respect to each Trustee:

Name, Address, Age	Position With Fund	Term of Office Length of time Served	Principal Occupation During Past 5 Years	Other Directorships
Interested Trustee
John E. Deysher CFA (age 49)	Trustee Secretary	Unlimited since inception	President, Secretary, Treasurer Pinnacle Value Fund Principal, Portfolio manager Royce & Associates	None

Independent Trustees
Edward P. Breau CFA (age 71)	Trustee	Unlimited since inception	Private Investor	None

Richard M. Connelly (age 48)	Trustee	Unlimited since inception	Associate General Counsel, JG Wentworth (finance)	None

James W. Denney (age 39)	Trustee	Unlimited since inception	President, Mohawk Asset Management	Director, Electric City Funds

There is only one fund in the fund complex.

Address of each Trustee is c/o Bertolet Capital Trust, 1414 Sixth Ave-900 NY NY 10019

The Audit Committee consists of the independent directors, Mr. Breau, Mr. Connelly and Mr. Denney. The committee meets at least annually with the independent accountants and Fund executives to review the accounting principals applied by the Fund in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants.  Committee recommendations are made to the full Board.

The table below shows compensation to Trustees for the year ending December 31, 2003.

Name	Aggregate Compensation from Fund	Retirement Benefits Accrued as Trust Expense	Total Compensation from Fund
Interested Trustee
John E. Deysher, CFA	$0	$0	$0

Independent Trustees
Edward P. Breau, CFA	$ 900	$0	$ 900
Richard M. Connelly	$ 900	$0	$ 900
James W. Denney	$ 900	$0	$ 900

The Fund does not offer retirement benefits to Fund Trustees or Officers.

The table below shows Trustee ownership of Fund shares at March 15, 2004.

Name	Aggregate Dollar Range of Ownership in Fund
Edward P. Breau	Over $100,000
Richard M. Connelly	$10,001-50,000
James W. Denney	None
John E. Deysher	Over $100,000

There is only one fund in the fund complex.

PRINCIPAL HOLDERS OF FUND SHARES

At April 20, 2004 the following persons were known to the Fund to be the record and/or beneficial owners of 5% or more of outstanding Fund shares.

Name & address	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

John E. Deysher 1414 Sixth Ave-900 New York, NY 10019	50,447	Record	10.7%

Edward P. Breau 24 Cleveland Rd. Needham, MA 02492	45,897	Record	9.7%

Royce Family Investments LLC 8 Sound Shore Dr.- 140 Greenwich, CT 06830	25,224	Record	5.3%

As of March 15, 2004 the trustees and officers of the Fund owned approximately 21% of the Fund’s outstanding shares.

PERFORMANCE INFORMATION

Performance quotations are subject to SEC rules which require the use of standardized performance measurements . Average annual total return quotations (both before and after taxes) used by the Fund are based on standardized performance methods mandated by the SEC. Regardless of the method used, past performance does not guarantee future results. .

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

Average annual and cumulative returns may be quoted as a percentage change calculated for a single investment or a series of investments over any time period. Total returns may be broken down into their component parts of income and capital gains in order to illustrate the relationship of these factors and their contribution to total return.

In addition to above computations, the Fund may use comparative performance as computed in rankings determined by Lipper Analytical, Morningstar and other services.

1 Year
Average Annual Total Return Before Taxes(1)	13.7%
Average Annual Total Return After Taxes on Distribution (1)(2)	13.3
Average Annual Total Return After Taxes on Distribution & Redemption (1)(2)	12.2
S&P 500 (reflects no deduction for fees, expenses or taxes)	28.7
Russell 2000 (reflects no deduction for fees, expenses or taxes)	47.3%

(1) For period April 1, 2003 (commencement of operations) to December 31, 2003.

(2) After tax returns are calculated by applying the highest individual federal  tax rates and do not reflect state & local taxes. Calculation assumes all dividends & distributions (less taxes paid) are reinvested on reinvestment date. Actual after tax returns depend on investor’s tax status and may differ from those shown. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.

PURCHASING AND REDEEMING SHARES

Purchase and redemptions will be made at the next available net asset value (NAV) calculated after the purchase or redemption order is received by the transfer agent. For the purpose of computing NAV, securities are valued at the last sales price, or absent any sales at the most recent bid. Securities for which quotes are not available and any other assets are valued at a fair market value determined in good faith by the Adviser, subject to review and supervision by the Board of Trustees. Foreign securities not denominated in dollars will be valued at the last available quoted price adjusted for currency conversion.

The Fund is open for business and its share price is calculated on each day the New York Stock Exchange is open. The Fund’s share price or NAV is normally determined as of 4:00 PM New York time. The Fund’s NAV is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable while total assets include the market value of securities and income accrued but not yet received. Since the Fund does not charge sales or redemption fees (unless held less than one year) the NAV is the offering price of the Fund.

TAX INFORMATION

The Fund intends to qualify as regulated investment company (RIC) under Subchapter M of the Internal Revenue Code in order to avoid paying  federal income tax on any capital gain and net investment income distributions. To qualify as regulated investment company, the Fund must distribute substantially all of its investment income and net realized capital gains on an annual basis. Distributions to shareholders are reinvested in additional Fund shares unless the shareholder has requested in writing to have them paid by check.

The Fund will attempt to be tax efficient on the sale of securities to minimize the impact of taxes on shareholders. The Fund will attempt to hold portfolio turnover to a minimum to limit the amount of short-term capital gains and brokerage commissions. However, the Fund will rarely let tax or turnover considerations take priority over investment merits.

Distributions of investment income and net short-term capital gains are generally taxable to shareholders as ordinary income. Distributions of net long-term capital gains are taxable as long term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable whether received in cash or reinvested in Fund shares.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. Shareholders not subject to  income taxes will not pay taxes on distributions.

If shares are purchased shortly before a distribution, the shareholder will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution whether or not the distribution is reinvested. A shareholder should carefully consider the tax implication of purchasing shares just before a distribution record date.

If a shareholder fails to furnish his social security number or taxpayer ID number, the Fund may be required to withhold federal income tax (backup withholding) on all distributions. Distributions may also be subject to backup withholding if the shareholder fails to certify  that he is not subject to backup withholding.

A redemption of shares is a taxable event and a capital gain or loss may be recognized. A shareholder may wish to consult a tax advisor for further specifics of tax related issues.

Qualified Dividends. For Federal income tax purposes, distributions of qualifying dividends from domestic corporations and certain foreign corporations are taxable at 15%. For U.S. corporate shareholders, distributions of  qualifying dividends may qualify in part for the 70% dividends-received deduction.  The Fund will notify all shareholders annually of the percentage of Fund dividend distributions qualifying for preferential tax treatment.  A portion of the Fund’s distributions derived from interest on certain U.S. Government obligations may be exempt from state and local taxes.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Decisions to buy and sell securities are made by the Adviser subject to review by the Board of Trustees. In placing orders with brokers it is the Adviser’s policy to seek the best execution at the most favorable price taking into account execution capability, financial integrity and research services provided by the broker-dealer. The Adviser is specifically authorized to pay a broker-dealer a commission in excess of what another broker-dealer might charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage or research services provided. Research services may include general economic, industry or company research, market and statistical information, and advice on the availability, purchasers or sellers of a particular security.

Research services may be used by the Adviser in servicing other accounts in addition to the Fund and not all services may be used in connection with the Fund. For the year ending Dec 31, 2003 the Fund paid $8,780 in brokerage commissions.

Consistent with the Rules of  Fair practice of the National Association of Securities Dealers (NASD) , the Adviser may give consideration to sales of the Fund’s shares as a factor in allocating portfolio transactions.

Over the counter securities and fixed income securities are generally purchased through market makers on either a principal or agency basis.

CUSTODIAN

U.S. Bank NA ,425 Walnut Street, Cincinnati OH 45202  acts as custodian for the Fund.  It holds all securities and cash of the Fund, delivers and receives payment for securities  sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser. U.S. Bank  NA has no supervisory function over the management of the Fund.

TRANSFER AGENT/ FUND ACCOUNTING/ SHAREHOLDER SERVICES

Mutual Shareholder Services (MSS), 8869 Brecksville Rd-C, Brecksville Ohio 44141 acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Trust and Fund. Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining all Fund records. For services rendered,  the Fund pays MSS an annual fee as a percentage of average Fund net assets, paid monthly, as determined by valuations made at close of each business day.

MSS also acts as administrator to the Fund pursuant to a written agreement with the Trust and Fund. The administrator supervises all Fund operations except those performed by the Adviser under the Fund’s investment advisory agreement.

(a)

calculating Fund’s net asset value.

(b)

preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940.

(c)

preparing financial statements contained in Fund’s shareholder reports.

(d)

preparing the Fund’s federal and state tax returns.

(e)

preparing reports and filings for the SEC.

(f)

preparing filings with state Blue Sky authorities.

(g)

maintaining the Fund’s financial accounts and records.

For services rendered, the Fund pays MSS an annual fee as a percentage of average Fund net assets paid monthly as determined by valuations made at the close of each businessday.

DISTRIBUTOR/UNDERWRITER

The Fund directly distributes its shares and assesses no distribution charges..

INDEPENDENT AUDITOR

Tait, Weller & Baker, 1818 Market St-2400, Philadelphia PA 19103 serves as the Fund’s independent auditors providing audit services, tax return preparation and assistance and consultation in connection with review of various regulatory filings.

DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the Plan) whereby the Fund may pay a monthly fee at the annual rate  of 0.25% of the Fund’s average daily net assets to the Adviser and others for providing distribution services and/or maintaining shareholder accounts related to the distribution of Fund shares.

 The Adviser uses such fees to pay for expenses incurred in the distribution and promotion of the Fund’s shares, including but not limited to, printing prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, other distribution related expenses and any distribution or service fees paid to broker dealers or others who have executed a dealer agreement with the distributor. Any distribution expenses in excess of 0.25% per annum will be borne by the Adviser. It is possible that Plan accruals may exceed actual expenditures by the Adviser for eligible services and such fees are not strictly tied to the provision of such services.

The Plan also provides that to the extent the Fund, Adviser or other parties on behalf of the Fund make payments that are deemed to be payments for the financing of any activity primarily intended to result in sale of Fund shares within context of Rule 12b-1, such payments shall be deemed to have been made pursuant to the Plan. In no event shall payments made under the Plan exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc..

The Board of Trustees has determined that consistent cash flow from the sales of new shares is necessary and appropriate to meet redemptions and to exploit buying opportunities without having to make unwanted liquidations of portfolio securities. The Board believes that it will benefit the Fund to have monies available for the direct distribution activities of the Adviser in promoting the sale of the Fund’s shares and to avoid any uncertainties on whether other payments constitute distribution expenses on the Fund’s behalf. The Board , including non interested Trustees, has concluded that in the exercise of their reasonable business judgment and fiduciary duties, there is reasonable likelihood the Plan will benefit the Fund and its shareholders.

The Plan has been approved by the Board of Trustees, including all Trustees who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Board of Trustees, including the majority of Trustees who are non-interested Trustees and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose.  The Plan and any related agreements may be terminated at any time, without any penalty by a vote of a majority of non-interested Trustees or by majority vote of all outstanding shares of the Fund.

The Adviser, broker dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares.

All material amendments to Plan shall be approved by majority vote of the non-interested Trustees, cast in person at a Board meeting.

The Adviser is required to report in writing to the Board of Trustees at least quarterly on the amounts and purposes of any payments made under the Plan. The Adviser shall furnish the Board with any other information reasonably requested to enable the Board to make an informed decision of whether the Plan should be continued.

Although the Plan has been adopted by the Board of Trustees, the Board has decided not to implement the Plan for at least the Fund’s first year of operations in order to minimize the ongoing expenses during the Fund’s start up phase. The Board will implement Plan as necessary and will notify shareholders at least 30 days prior to implementation.

CAPITAL STOCK INFORMATION

The Board of Trustees has the power to designate one or more series of shares of common stock (each a “series” or “Fund”) and to classify or reclassify any unissued shares with respect to such series. The Fund is the only series being offered by the Trust. Currently the Fund offers only one class of shares but its Board is authorized to create additional classes.

Shareholders are entitled to:

(i)

one vote per full share;

(ii)

to distributions declared by the Board of Trustees out of funds legally available;

(iii)

upon liquidation, to participate ratably in assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares and shareholders have no preemptive or cumulative voting rights. The shares are redeemable and fully transferable. All shares issued by the Fund will be fully paid and non assessable.

FINANCIAL STATEMENTS

Financial statements and independent auditor’s opinion required to be included in SAI are incorporated herein by reference to Fund’s Annual Report dated Dec. 31, 2003. Fund Annual and Semi-annual reports are available without charge by calling 877-369-3705 toll free or by accessing Fund website at www.pinnaclevaluefund.com.

PRIVACY POLICY

Protecting your personal information is a priority of the Fund. The Fund may collect non-public personal information on you in the following ways:

1.

From information provided by you on applications or other forms submitted to the Fund or Transfer Agent, and

2.

From information arising from your investment in the Fund.

The Fund utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a “need to know” basis to personnel utilizing this information to provide products and services to you. The Fund does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Fund has entered into arrangements with the Adviser to provide investment advisory, administrative and other services and the Fund may disclose information about you to the Adviser, as defined herein, in connection with the Adviser’s responsibilities to the Fund.

PROXY VOTING POLICIES & PROCEDURES

In March  2003, in response to rules adopted by the SEC, the Board of Trustees adopted written proxy voting policies and procedures. The Board has delegated all proxy voting decisions to Bertolet Capital LLC, the Fund’s Adviser (Adviser). In voting proxies, Adviser is guided by general fiduciary duties to act solely in the best interest of Fund shareholders and avoid any material conflicts of interest.  If a material conflict of interest arises, the proxy will be voted in accordance with the recommendation of an independent third party research firm. Adviser attempts to consider all factors that may effect an investment’s value and will vote proxies to enhance and/or protect shareholder value.

Adviser is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities owned. All proxies are logged in upon receipt  and reviewed to assess issues presented. Adviser divides proxies into “routine” and “non-routine” matters. Routine matters (non-contested elections, CPA approval, etc.) will usually be voted as proposed by the issuer’s Board of Directors.  Non-routine matters (contested elections, shareholder proposals, etc.) will be examined on an issue by issue basis and voted in the best interests of Fund shareholders. Adviser may occasionally abstain from voting a proxy or specific proxy item when it concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

The Fund treats corporate governance seriously and will generally vote against proposals involving excessive compensation, unusual stock options, preferential voting, poison pills and other management entrenching devices.

Copies of executed proxy statements and cards are kept at the Adviser’s office.

The Fund’s most recent Annual Proxy Voting Record is available without charge by calling or writing Mutual Shareholder Services, the Fund’s shareholder servicing agent..

Bertolet Capital Trust

1414 Sixth Ave.- 900

New York, NY 10019

Registrant’s telephone number (212)-508-4537

With Copies to:

John E. Deysher	Stephanie A. Djinis, Esq.
1414 Sixth Ave.-900	1749 Old Meadow Rd.- 310
New York, New York 10019	McLean, Virginia 22102

PART C   Other information

Item 23. Exhibits

a.

(1) Certificate of Trust of  Bertolet Capital Trust- previously filed

(2) Declaration of Trust of Bertolet Capital Trust- previously filed

a.

Bylaws of Bertolet Capital Trust- previously filed

b.

Instruments Defining Rights of Securities Holders. None.

c.

Advisory Agreement between Pinnacle Value Fund and Bertolet Capital LLC dated March 22, 2003-  previously filed

d.

Underwriting Contracts. None

e.

Bonus or Profit Sharing Contracts. None

f.

Custody Agreement between Bertolet Capital Trust  and U.S. Bank dated March 6, 2003- previously filed

g.

Transfer Agent Agreement and Fund Accountant Agreement between Bertolet Capital Trust and Mutual Shareholder Services dated April 1 2003- previously filed

h.

Opinion of Legal Counsel. filed herein

i.

Consent of Independent Auditors.  filed herein

j.

Financial Statements. None

k.

Subscription Agreement- previously filed

l.

12b-1 Distribution Plan of Pinnacle Value Fund- previously filed

m.

Code of Ethics of Pinnacle Value Fund- previously filed

Item 24. Persons Controlled by or Under Common Control within the Fund.  None

Item 25. Indemnification

Article X, Section 2 of the Declaration of Trust provides that Registrant shall indemnify any present or former trustee or officer (“Covered Person”) of the Registrant to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful malfeasance, bad faith, gross negligence or reckless disregard for the duties involved in the conduct of his office” (“Disabling Conduct”) or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification will be provided unless there has been a determination that the trustee or officer did not engage in Disabling Conduct by: (i) the court or other body approving the settlement; (ii) at least a majority of those trustees who are neither interested persons of the trust nor are parties to the matter based upon a review of readily available facts; or (iii) written opinion of independent legal counsel based upon a review of readily available facts.

Insofar as indemnification arising for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.  None

Item 27. Principal Underwriter. None

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 1414 Sixth Ave-900 NY, NY 10019 and the Transfer Agent at 8869 Brecksville Rd- C Brecksville Ohio 44141, except that all records relating to custodial activities are maintained at the office of the Custodian at 425 Walnut Street, Cincinnati, Ohio 45201.

Item 29. Management Services.  Not Applicable

Item 30. Undertakings. Not Applicable

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on

April 19, 2004.

BERTOLET CAPITAL TRUST

By: /s/  John E. Deysher

           John E. Deysher

           President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

NAME                                       TITLE                                       DATE

/s/ Edward P. Breau                    Trustee                                     April 19, 2004

/s/ Richard M. Connelly               Trustee                                    April 19 , 2004

/s/ James W. Denney                    Trustee                                    April 19, 2004

/s/ John E. Deysher                       President, Secretary                April 19, 2004

                                                    Trustee

Exhibit Index

Exhibit 99i- Opinion of Law Offices of Stephanie A. Djinis

Exhibit 99j- Consent of Tait Weller Baker, CPAs